SEGMENT INFORMATION	12 Months Ended
Jul. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATIONSubsequent to the Company’s disposition of the Direct Marketing reportable segment in the IWCO Direct Disposal, the Company has one reportable segment: Supply Chain. The Company also has Corporate-level activity, which consists primarily of costs associated with certain corporate administrative functions such as legal, finance, share-based compensation and acquisition costs which are not allocated to the Company's reportable segments. The Corporate-level balance sheet information includes cash and cash equivalents, the SPHG Note and other assets and liabilities which are not identifiable to the operations of the Company's operating segments. All significant intra-segment amounts have been eliminated.

Management evaluates segment performance based on segment net revenue, operating income (loss) and "adjusted operating income (loss)," which is defined as the operating income (loss) excluding net charges related to depreciation, amortization of intangible assets, long-lived asset impairment, share-based compensation and restructuring. These items are excluded because they may be considered to be of a non-operational or non-cash nature. Historically, the Company has recorded significant impairment and restructuring charges, and therefore management uses adjusted operating income (loss) to assist in evaluating the performance of the Company's core operations.

Summarized financial information of the Company's continuing operations by operating segment is as follows:

	Fiscal Year Ended Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Net revenue:
Supply Chain	$226,256	$338,453

Operating (loss) income:
Supply Chain	$6,827	$27,952
Total segment operating (loss) income	6,827	27,952
Corporate-level activity	(8,397)	(8,449)
Total operating (loss) income	(1,570)	19,503
Total other expense	(1,428)	166
(Loss) income before income taxes	$(2,998)	$19,669

	July 31, 2021	July 31, 2020
	(In thousands)
Total assets:
Supply Chain	$101,160	$138,775
Total—segment assets	101,160	138,775
Corporate	44,278	35,922
	$145,438	$174,697

Summarized financial information of the Company's capital expenditures and depreciation expense for the Supply Chain reportable segment, is as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Capital expenditures	$1,218	$1,873
Depreciation expense	$3,403	$4,111

As of July 31, 2021 and 2020, approximately $0.4 million and $0.5 million of the Company's long-lived assets, respectively, were located in the U.S. Summarized financial information of the Company's net revenue by geographic location is as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
United States	$60,743	$79,889
Mainland China	71,307	126,611
Other	94,206	131,953
	$226,256	$338,453